Insurance contracts in the financial services segment - Summary of Redesignation of Financial Assets (Detail) ¥ in Millions	Apr. 01, 2023 JPY (¥)
Japanese National Local Government Bonds And Corporate Bonds [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of redesignation of financial assets at date of initial application of IFRS 17 [line items]
Before application carrying amount	¥ 1,277,090
After application carrying amount	1,277,090
Japanese National Local Government Bonds And Corporate Bonds [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of redesignation of financial assets at date of initial application of IFRS 17 [line items]
Before application carrying amount	84,651
After application carrying amount	88,497
Foreign National Local Government Bonds and Corporate Bonds [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of redesignation of financial assets at date of initial application of IFRS 17 [line items]
Before application carrying amount	20,570
After application carrying amount	¥ 20,570